Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 10, 2017
Registrant Name	dei_EntityRegistrantName	Legg Mason ETF Investment Trust
Central Index Key	dei_EntityCentralIndexKey	0001645194
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 10, 2017
Document Effective Date	dei_DocumentEffectiveDate	Jul. 10, 2017
Prospectus Date	rr_ProspectusDate	Jul. 11, 2017